NOTES PAYABLE - Summary of Series B note discount and accretion (Details) (USD $)	Jun. 30, 2011	Jun. 30, 2012 Beginning balance	Jun. 30, 2012 2011 discount accretion	Jun. 30, 2012 6 months 2012 accretion	Jun. 30, 2012 Net
Face		$ 5,332,000			$ 5,332,000
Warrant fair value	1,675,000	(1,675,000)	245,000	424,000	(2,496,000)
Beneficial conversion		(1,490,000)
Net		$ 2,167,000	$ 245,000	$ 424,000	$ 2,836,000